Investments: - Investments in Debt and Equity Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments:
Percent of gross unrealized losses which have been unrealized for greater than one year	59.00%	69.00%
Gross unrealized losses greater than one year	$ 49,975,000	$ 60,101,000
Gross unrealized losses less than one year	351,488,000	337,444,000
Cost
Equity	251,226,000	246,549,000
Debt	278,030,000	240,878,000
Other	3,075,000	10,807,000
Total	532,331,000	498,234,000
Gains
Equity	64,954,000	91,954,000
Debt	1,718,000	1,814,000
Other		1,000
Total	66,672,000	93,769,000
Losses
Equity	(9,105,000)	(4,064,000)
Debt	(4,955,000)	(2,262,000)
Total	(14,060,000)	(6,326,000)
Fair Value
Equity	307,075,000	334,439,000
Debt	274,793,000	240,430,000
Other	3,075,000	10,808,000
Total	$ 584,943,000	$ 585,677,000